APPENDIX I

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		   Washington, D.C. 20549

			FORM 24F-2
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		Annual Notice of Securities Sold
		    Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.	Name and address of issuer:

	Managers Trust II
	40 Richards Ave.
	Norwalk, CT 06854
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	Managers Short Duration Government Fund
	Managers Intermediate Duration Government Fund
	Managers Total Return Bond Fund

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3.	Investment Company Act File Number: 811-6431

	Securities Act File Number: 33-43089
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4.  (a) Last day of fiscal year for which this notice is filed:
	March 31, 2003
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4.  (b)	Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal
	year).  (See Instruction A.2)

	[   ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4.  (c) Check box if this is the last time the issuer will be filing
	this Form.

	[   ]


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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
	fiscal year in pursuant to section 24(f):

						     $	271,737,648


	(ii)	Aggregate price of securities redeemed or repurchased during
	the fiscal year:
				$	85,376,636
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(ii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

				$      300,909,424
				------------------

	(iv)	Total available redemption
		credits	[add Items 5 (ii)
		and 5 (iii)]:			     $ 386,286,060
						     -------------

	(v)	Net sales - if Item 5 (i) is
		greater than Item 5 (iv)
		[subtract Item 5 (iv) from
		Item 5 (i)]:
						     $           0
						     -------------

	(vi)	Redemption credits available
		for use in future years - if
		Item 5 (i) is less than 5 (iv)
		[subtract Item 5 (iv) from
		Item 5(I)]:
				$      114,548,412
				------------------

	(vii)	Multiplier for determining
		registration fee (See
		Instruction C. 9):		     x	.000081
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	(viii)	Registration fee due
		[multiply Item 5 (v) by
		Item 5 (vii)] (enter "0"
		if no fee is due):		     =$	      0
						     ===========

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6.	Prepaid Shares

If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:

	0
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if there is a number of shares or
other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

	0
	---
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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year
	(see Instruction D):			     +$ 	0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5 (viii) plus line 7]:
						     =$		0
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

	N/A




Method of Delivery:

	  	Wire Transfer
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	       	Mail or other means
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			SIGNATURES
			----------

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:	/s/ Donald S. Rumery
	--------------------
	Donald S. Rumery, Treasurer

Date:	June 9, 2003
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*  Please print the name and title of the signing officer below the signature.


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